NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST [Abstract]
Schedule of Noncontrolling Interest
	For the years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Balance at January	102,180	133,485	167,253
Net income (i)	36,840	39,752	45,338
Capital injection by noncontrolling shareholders(ii)	1,470	2,960	-
Foreign currency translation adjustments	951	6,268	2,498
Dividend to noncontrolling shareholders	(7,102)	(15,212)	(17,321)
Acquisition of noncontrolling interests (iii)	(854)	-	-
Disposal of the subsidiaries (iv)	-	-	(857)

Balance at December 31	133,485	167,253	196,911

(i)	The Group computed net income attributable to noncontrolling interests for each less-than-wholly-owned subsidiary as the net income or loss of that subsidiary multiplied by the ownership percentage held by NCI.

(ii)	Represented the capital contributions from the noncontrolling shareholders, which are in proportion to their ownership percentages in the respective subsidiaries.

(iii)	Represented the acquisitions of noncontrolling interests inYuancheng Education, Hangzhou Hongcheng Education Training Service Co., Ltd., and Nanning Hongcheng Xueyuan Technology Development Co., Ltd. in 2010.

(iv)	Represented the disposal of noncontrolling interests in Guangzhou Hongcheng and Guangxi Hongcheng in 2012.